Note 8 - Debt (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,
	2018	2019
Total long term debt:
ABN Facility (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	52,288	-
NORD/LB Facility (M/T Stenaweco Excellence)	18,071	-
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,550	20,075
AT Bank Facility (M/T Eco Palm Desert)	23,175	21,875
AT Bank Bridge Note (Top Ships)	-	10,500
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	-	69,849
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	-	88,560
BoComm Leasing Facility (M/T Nord Valiant and M/T Eco California)	-	44,466
Cargill Facility (M/T Eco Marina Del Ray)	-	30,962
Total long term debt	114,084	286,287
Less: Deferred finance fees	(2,516)	(7,257)
Total long term debt net of deferred finance fees	111,568	279,030

Presented:
Current portion of long term debt	10,210	16,908
Long term debt	101,358	262,122

Long term debt from related parties:
Family Trading Facility	24,744	-
Less: Debt discounts	(9,073)	-
Long term debt from related parties net of debt discounts	15,671	-

Short Term Debt:
AT Bank second predelivery facility (M/T Eco California)	10,140	-
Alpha Bank predelivery facility (M/T Eco Marina Del Ray)	3,380	-
Less: Deferred finance fees	(104)	-
Short term debt net of deferred finance fees	13,416	-

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	-	30,300
Less: Deferred finance fees	-	(323)
Debt related to Vessels held for sale net of deferred finance fees	-	29,977

Total Debt net of deferred finance fees and debt discounts	140,655	309,007

Schedule of Increase (Decrease) In Notes Payable [Table Text Block]
Agreement date	Amount drawn	Interest	Amount settled	Amounts forgiven
November 13, 2017	17,500	11	(17,500)	-
December 14, 2017	24,269	75	(24,089)	(180)
	41,769	86	(41,589)	(180)

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2020	18,112
December 31, 2021	28,735
December 31, 2022	17,390
December 31, 2023	33,523
December 31, 2024	53,608
December 31, 2025 and thereafter	134,919
Total	286,287